Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Fair Value Measurement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conversion features within Series A Notes (Note 3)	$—	$—	$825	$825
Conversion features within Series B Notes (Note 3)	—	—	276	276

Total liabilities	$—	$—	$1,101	$1,101

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conversion feature within Series A Notes (Note 3)	$—	$—	$28,560	$28,560
Conversion feature within Series B Notes (Note 3)	—	—	(14,540)	(14,540)

Total liabilities	$—	$—	$14,020	$14,020

Assets measured at fair value on a non-recurring basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Goodwill (Note 8)	$—	$—	$198,793	$198,793

Total assets	$—	$—	$198,793	$198,793